AMOUNT DUE TO A DIRECTOR	12 Months Ended
Mar. 31, 2025
Amount Due To Director
AMOUNT DUE TO A DIRECTOR	8. AMOUNT DUE TO A DIRECTOR The amount due to a director is unsecured, interest-free and was fully repaid during the year.